                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2011

Check here if Amendment: [ ]; Amendment Number: ____

   This Amendment (check only one)   [_] is a restatement.
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Fairfax Financial Holdings Limited
Address: 95 Wellington Street West
         Suite 800
         Toronto, ON M5J 2N7

Form 13F File Number: 028-12554

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Paul Rivett
Title:   Vice President and Chief Legal Officer
Phone:   416-367-4941

Signature,Place, and Date of Signing:

/s/ Paul Rivett    Toronto, ON    November 11, 2011
-----------------  -------------  -------------------

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      2

Form 13F Information Table Entry Total: 44

Form 13F Information Table Value Total: $2,053,549
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       No.  Form 13F File Number  Name
       01   028-12555             Hamblin Watsa Investment Counsel Ltd.
       02   028-12556             V. Prem Watsa

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                      FAIRFAX FINANCIAL HOLDINGS LIMITED
                          FORM 13F INFORMATION TABLE
                              September 30, 2011

COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
--------            -------------- --------- -------- -------------------- ---------- -------- ----------------
                                                VALUE     SHRS OR SH/ PUT/ INVESTMENT    OTHER VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS     CUSIP (X$1000)     PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
--------------      -------------- --------- -------- ----------- --- ---- ---------- -------- ---- ------ ----
ABITIBIBOWATER
  INC.............. COM NEW        003687209 262,556   17,503,704  SH       DEFINED    01,02   SOLE
BALDWIN &
  LYONS INC........ CL B           057755209  20,649      969,875  SH       DEFINED    01,02   SOLE
BCE INC............ COM NEW        05534B760  10,090      268,300  SH       DEFINED    01,02   SOLE
BERKSHIRE
  HATHAWAY
  INC.............. CL A           084670108     642            6  SH       DEFINED    01,02   SOLE
BERKSHIRE
  HATHAWAY
  INC.............. CL B NEW       084670702     746       10,500  SH       DEFINED    01,02   SOLE
BRISTOL MYERS
  SQUIBB CO........ COM            110122108     314       10,000  SH       DEFINED    01,02   SOLE
BROWN & BROWN
  INC.............. COM            115236101     214       12,000  SH       DEFINED    01,02   SOLE
CFS BANCORP
  INC.............. COM            12525D102      43       10,000  SH       DEFINED    01,02   SOLE
CITIGROUP INC...... COM NEW        172967424     384       15,000  SH       DEFINED    01,02   SOLE
CNINSURE INC....... SPONSORED ADR  18976M103     315       45,000  SH       DEFINED    01,02   SOLE
CONTINUCARE
  CORP............. COM            212172100     389       61,100  SH       DEFINED    01,02   SOLE
CRESUD S A C I F Y
  A................ SPONSORED ADR  226406106   9,569      886,008  SH       DEFINED    01,02   SOLE
DELL INC........... COM            24702R101 321,113   22,693,489  SH       DEFINED    01,02   SOLE
EXCO RESOURCES
  INC.............. COM            269279402   7,071      659,000  SH       DEFINED    01,02   SOLE
FIRST PLACE
  FINANCIAL/OHIO... COM            33610T109       9       10,000  SH       DEFINED    01,02   SOLE
FRONTIER
  COMMUNICATIONS
  CORP............. COM            35906A108 113,768   18,620,000  SH       DEFINED    01,02   SOLE
HOLOGIC INC........ COM            436440101     304       20,000  SH       DEFINED    01,02   SOLE
INTEL CORP......... SDCV           458140AD2  11,658   11,500,000 PRN       DEFINED    01,02   SOLE
JOHNSON &
  JOHNSON.......... COM            478160104 330,292    5,184,300  SH       DEFINED    01,02   SOLE
KENNEDY-WILSON
  HLDGS INC........ COM            489398107   4,228      400,000  SH       DEFINED    01,02   SOLE
LEVEL 3
  COMMUNICATIONS
  INC.............. COM            52729N100 289,010  193,966,419  SH       DEFINED    01,02   SOLE
LEVEL 3
  COMMUNICATIONS
  INC.............. NOTE           52729NBP4  89,625   75,000,000 PRN       DEFINED    01,02   SOLE
MBIA INC........... COM            55262C100     218       30,000  SH       DEFINED    01,02   SOLE
MERCK & CO.
  INC.............. COM            58933Y105     262        8,000  SH       DEFINED    01,02   SOLE
MOHAWK INDS
  INC.............. COM            608190104     249        5,800  SH       DEFINED    01,02   SOLE
MOTOROLA
  MOBILITY
  HLDGS INC........ COM            620097105   1,417       37,500  SH       DEFINED    01,02   SOLE
NAM TAI ELECTRS
  INC.............. COM PAR $0.02  629865205     171       35,000  SH       DEFINED    01,02   SOLE
NEW YORK
  COMMUNITY
  BANCORP INC...... COM            649445103     357       30,000  SH       DEFINED    01,02   SOLE
NEW YORK TIMES
  CO............... CL A           650111107     203       35,000  SH       DEFINED    01,02   SOLE
NEWMARKET
  CORP............. COM            651587107     379        2,500  SH       DEFINED    01,02   SOLE
OLD REPUBLIC
  INTL
  CORPORATION...... COM            680223104     268       30,000  SH       DEFINED    01,02   SOLE
OVERSTOCK.COM
  INC.............. COM            690370101  31,346    3,388,774  SH       DEFINED    01,02   SOLE
PATTERSON UTI
  ENERGY INC....... COM            703481101     260       15,000  SH       DEFINED    01,02   SOLE
PFIZER INC......... COM            717081103   4,155      235,000  SH       DEFINED    01,02   SOLE
PRIMERO MINING
  CORP............. COM            74164W106     600      230,000  SH       DEFINED    01,02   SOLE
RESEARCH IN
  MOTION LTD....... COM            760975102 239,858   11,798,300  SH       DEFINED    01,02   SOLE
RYANAIR HLDGS
  PLC.............. SPONSORED ADR  783513104   4,996      194,100  SH       DEFINED    01,02   SOLE
SANDRIDGE
  ENERGY INC....... COM            80007P307  24,213    4,347,000  SH       DEFINED    01,02   SOLE
SLM CORP........... COM            78442P106     311       25,000  SH       DEFINED    01,02   SOLE
SUPERMEDIA
  INC.............. COM            868447103     563      362,974  SH       DEFINED    01,02   SOLE
US BANCORP
  DEL.............. COM NEW        902973304 104,713    4,448,310  SH       DEFINED    01,02   SOLE
USG Corp........... COM NEW        903293405  45,792    6,794,000  SH       DEFINED    01,02   SOLE
WAL-MART
  STORES INC....... COM            931142103  11,414      220,000  SH       DEFINED    01,02   SOLE
WELLS FARGO &
  CO. NEW.......... COM            949746101 108,818    4,511,530  SH       DEFINED    01,02   SOLE
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